Lease liabilities are shown below: (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases	R$ 1,790,193	R$ 1,623,523
Present value adjustment - Leases	(1,178,642)	(1,093,392)
Total lease liabilities	611,551	530,131	R$ 474,390
Classified:
Current	119,047	93,626
Non-current	R$ 492,504	R$ 436,505